Marketable Securities and Fair Value - Summary of Company's Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	$ 6,164	$ 13,002	$ 39,112
Unrealized Gain	0	1	1
Unrealized Loss	(1)	(3)	(22)
Fair Value	6,163	13,000	39,091
Money Market Funds
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	3,102	2,746	5,421
Unrealized Gain	0	0	0
Unrealized Loss	0	0	0
Fair Value	3,102	2,746	5,421
Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	1,565	4,208	12,578
Unrealized Gain	0	0	1
Unrealized Loss	0	(2)	(8)
Fair Value	1,565	4,206	12,571
U.S. Government Securities
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	3,200	5,299	21,783
Unrealized Gain	0	1	0
Unrealized Loss	(1)	(1)	(14)
Fair Value	3,199	5,299	21,769
Certificates of Deposit
Schedule Of Available For Sale Securities [Line Items]
Cost Basis			696
Unrealized Gain			0
Unrealized Loss			0
Fair Value			696
Commercial Paper
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	9,245	10,966	6,145
Unrealized Gain	0	0	0
Unrealized Loss	0	0	0
Fair Value	9,245	10,966	6,145
Marketable Securities Including Cash Equivalents
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	17,112	23,219	48,531
Unrealized Gain	0	1	1
Unrealized Loss	(1)	(3)	(22)
Fair Value	17,111	23,217	48,510
Less Cash Equivalents
Schedule Of Available For Sale Securities [Line Items]
Cost Basis	10,948	10,217	(9,419)
Unrealized Gain	0	0	0
Unrealized Loss	0	0	0
Fair Value	$ 10,948	$ 10,217	(9,419)
Municipal Securities
Schedule Of Available For Sale Securities [Line Items]
Cost Basis			1,908
Unrealized Gain			0
Unrealized Loss			0
Fair Value			$ 1,908